Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables
TRADE AND OTHER PAYABLES

(in millions of Canadian dollars)	NOTE	2018	2017
Trade payables		566	488
Payables to related parties	29	4	7
Provisions for volume rebates	3	50	45
Accrued expenses		162	143
		782	683

Movements in the Corporation's provision for volume rebates are as follows:

(in millions of Canadian dollars)	NOTE	2018	2017
Balance at beginning of year		45	35
Provision for volume rebates, net of unused beginning balance		111	102
Business combinations	5	1	—
Volume rebates payments		(104)	(93)
Exchange differences		(3)	1
Balance at end of year		50	45